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ELISE M. DOLAN

elise.dolan@dechert.com
+1 (212) 698-3806 Direct
+1 (212) 698-0413 Fax
October 19, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 033-17619 and 811-05349 Post-Effective Amendment No. 258 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 258 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 259 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making certain changes to the Prospectuses and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A, for the Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio and Goldman Sachs Retirement Strategy 2050 Portfolio, each a series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-3806.
Very truly yours,
/s/ Elise Dolan
Elise Dolan
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